SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SEGMENT AND GEOGRAPHICAL INFORMATION
Summary of reportable segment information

	Three Months Ended March 31,
	2013	2012
Revenues
United States	$159,206	$157,099
Canada	47,726	46,164
Eliminations	(1,267)	—

Total	$205,665	$203,263

Interest expense
United States	$48,623	$50,599
Canada	12,119	14,717
Eliminations	(1,267)	—

Total	$59,475	$65,316

Segment net income
United States	$40,601	$43,218
Canada	23,259	14,345

Total	$63,860	$57,563

Depreciation and amortization
United States	$19,387	$19,235
Canada	8,046	7,983

Total	$27,433	$27,218

Expenditures for equipment on operating leases
United States	$112,725	$76,614
Canada	19,753	21,976

Total	$132,478	$98,590

Provision for credit losses
United States	$3,940	$351
Canada	(441)	271

Total	$3,499	$622

	As of March 31, 2013	As of December 31, 2012
Segment assets
United States	$10,889,087	$11,016,740
Canada	2,610,540	2,555,140
Eliminations	(215,879)	(225,351)

Total	$13,283,748	$13,346,529

Managed portfolio
United States	$9,219,431	$8,849,079
Canada	2,196,752	2,052,884

Total	$11,416,183	$10,901,963

	2012	2011	2010
Revenues
United States	$644,900	$641,252	$681,698
Canada	192,196	189,747	181,853
Eliminations	(3,092)	—	—

Total	$834,004	$830,999	$863,551

Interest expense
United States	$202,208	$207,657	$255,316
Canada	54,957	61,177	57,716
Eliminations	(3,092)	—	—

Total	$254,073	$268,834	$313,032

Segment net income
United States	$152,854	$146,709	$100,291
Canada	60,727	54,825	62,219
Eliminations	—	—	(30)

Total	$213,581	$201,534	$162,480

Depreciation and amortization
United States	$76,145	$78,568	$90,041
Canada	32,757	32,978	29,246

Total	$108,902	$111,546	$119,287

Expenditures for equipment on operating leases
United States	$355,076	$292,823	$268,593
Canada	104,401	93,538	88,309

Total	$459,477	$386,361	$356,902

Provision for credit losses
United States	$33,875	$28,974	$74,370
Canada	10,703	3,879	2,024

Total	$44,578	$32,853	$76,394

	2012	2011	2010
Segment assets
United States	$11,016,740	$9,654,594	$8,683,991
Canada	2,555,140	2,358,198	2,307,319
Eliminations	(225,351)	(111,641)	(107,821)

Total	$13,346,529	$11,901,151	$10,883,489

Managed portfolio
United States	$8,849,079	$7,827,253	$7,214,953
Canada	2,052,884	1,774,445	1,737,091

Total	$10,901,963	$9,601,698	$8,952,044